Long-Term Debt (Details) - Schedule of aggregate maturities of indebtedness - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Schedule of aggregate maturities of indebtedness [Abstract]
2021		$ 153,133
2022	$ 3,858	155,844
2023	3,441	157,502
2024	3,571	159,181
2025	3,704	160,879
Thereafter	131,483	133,423
Total	$ 149,900	$ 919,962